Note 6 - Stock-based Compensation - Stock Option Activity for Employees and Non-employees (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Options Outstanding, Beginning Balance (in shares)	4,597,226		2,681,072
Options Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 5.12		$ 7.18
Options Outstanding, Weighted-average Remaining Contractual Term (Year)	7 years 109 days		7 years 146 days		6 years 292 days
Options Outstanding, Aggregate Intrinsic Value			$ 404		$ 121
Options Granted (in shares)	1,182,500		2,041,600		719,337	132,495
Options Granted, Weighted Average Exercise Price (in dollars per share)	$ 2.66		$ 2.61			$ 7.11
Options Exercised (in shares)
Options Exercised, Weighted Average Exercise Price (in dollars per share)
Options Forfeited (in shares)	(2,606,289)	[1]	(83,433)
Options Forfeited, Weighted Average Exercise Price (in dollars per share)	$ 2.79	[1]	$ 5.82
Options Expired (in shares)	(2,400,590)	[1]	(42,013)
Options Expired, Weighted Average Exercise Price (in dollars per share)	$ 6.51	[1]	$ 13.30
Options Outstanding, Ending Balance (in shares)	772,847		4,597,226		2,681,072
Options Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 4.89		$ 5.12		$ 7.18
Options Exercisable (in shares)	476,390		2,067,356
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.13		$ 7.57
Options Exercisable, Weighted-average Remaining Contractual Term (Year)	6 years 146 days		5 years 255 days
Options Exercisable, Aggregate Intrinsic Value			$ 241
Options Vested or Expected to Vest (in shares)	772,847	[2]	4,597,226	[3]
Options Vested or Expected to Vest, Weighted Average Exercise Price (in dollars per share)	$ 4.89	[2]	$ 5.12	[3]
Options Vested or Expected to Vest, Weighted-average Remaining Contractual Term (Year)	7 years 109 days	[2]	7 years 146 days	[3]
Options Vested or Expected to Vest, Aggregate Intrinsic Value		[2]	$ 404	[3]

[1]	Represents the number of options cancelled during the nine months ended September 30, 2019 as a result of employees that were terminated due to the reduction in force.
[2]	Represents the number of vested options at September 30, 2019 plus the number of unvested options expected to vest based on the unvested options outstanding at September 30, 2019."
[3]	Represents the number of vested options at December 31, 2018 plus the number of unvested options expected to vest based on the unvested options outstanding at December 31, 2018.